Commitments (Purchase commitments) (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2011 Facility construction [Member]	Dec. 31, 2011 Machinery and Equipment [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed	$ 460,783,134	$ 40,321,896	$ 420,461,238